Film and Television Costs and Advances (Detail) - USD ($) $ in Millions	Sep. 29, 2018	Sep. 30, 2017
Theatrical film costs
Released, less amortization	$ 1,911	$ 1,658
Completed, not released	397	0
In-process	2,974	3,200
In development or pre-production	173	306
Theatrical Film Costs, Total	5,455	5,164
Television costs
Released, less amortization	1,301	1,152
Completed, not released	462	472
In-process	420	364
In development or pre-production	2	53
Television Costs, Total	2,185	2,041
Television programming rights and advances	1,562	1,554
Film and Television Costs and Advances, Total	9,202	8,759
Less current portion	1,314	1,278
Non-current portion	$ 7,888	$ 7,481